Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
Schedule of fair value hierarchy for assets and liabilities measured at fair value on a recurring basis

The following table presents the Partnership’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

Assets	Level 1	Level 2	Level 3	Total
Equity in brokers’ trading accounts
U.S. and foreign futures contracts	$2,225,736	$—	$—	$2,225,736
Forward contracts	—	1,444,845	—	1,444,845
Options on forward contracts	—	10,638	—	10,638
Cash and cash equivalents
Bank deposits	—	17,348,124	—	17,348,124
U.S. Commercial paper	183,847,222		—	183,847,222
Securities owned
U.S. Commercial paper	25,782,069	—	—	25,782,069
U.S. Government-sponsored enterprises	266,282,515	—	—	266,282,515
Corporate bonds	—	56,629,696	—	56,629,696
U.S. Government securities	9,985,550	—	—	9,985,550
Total	$488,123,092	$75,433,303	$—	$563,556,395

The following table presents the Partnership’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

Assets	Level 1	Level 2	Level 3	Total
Equity in brokers’ trading accounts
U.S. Government securities	$66,744,630	$—	$—	$66,744,630
U.S. and foreign futures contracts	5,567,077	—	—	5,567,077
Forward contracts	—	2,462,328	—	2,462,328
Options on futures contracts	(4,282)	—	—	(4,282)
Cash and cash equivalents
Bank deposits	—	3,133,349	—	3,133,349
U.S. Commercial paper	264,772,440	—	—	264,772,440
Securities owned
Bank deposits	—	41,037,669	—	41,037,669
U.S. Commercial paper	31,279,645	—	—	31,279,645
U.S. Government-sponsored enterprises	368,449,795	—	—	368,449,795
U.S. Government securities	23,977,327	—	—	23,977,327
Total	$760,786,632	$46,633,346	$—	$807,419,978